Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	370,639
Maximum Aggregate Offering Price	$ 49,461,774.55
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,572.60
Offering Note	Note 1(a) This prospectus supplement relates to the resale or other distribution by the selling stockholders named herein of up to 370,639 shares of our common stock, par value $0.00001 per share (the "Apollo common stock"), of Apollo Global Management, Inc. (the "Company"). Note 1(b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the average of the high and low prices for a share of Apollo common stock as reported on the New York Stock Exchange on August 26, 2025 ($133.45), which date is a date within five business days prior to the filing of this registration statement. Note 1(c) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Company initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-271275), filed with the Securities and Exchange Commission (the "SEC") on April 14, 2023. This filing fee exhibit is in connection with a prospectus supplement (the "Prospectus supplement") dated September 2, 2025, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.